Condensed Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Ordinary Shares	Retained Earnings	Total
Balance at Dec. 31, 2018		$ (4,478,272)	$ (4,478,272)
Balance (in Shares) at Dec. 31, 2018	3,201,758
Accretion of carrying value to redemption value		(3,721,076)	(3,721,076)
Net income (loss)		2,168,220	2,168,220
Balance at Dec. 31, 2019		(6,031,128)	(6,031,128)
Balance (in Shares) at Dec. 31, 2019	3,201,758
Accretion of carrying value to redemption value		(1,683,168)	(1,683,168)
Net income (loss)		402,558	402,558
Balance at Mar. 31, 2020		(7,311,738)	(7,311,738)
Balance (in Shares) at Mar. 31, 2020	3,201,758
Balance at Dec. 31, 2019		(6,031,128)	(6,031,128)
Balance (in Shares) at Dec. 31, 2019	3,201,758
Accretion of carrying value to redemption value		(2,209,552)	(2,209,552)
Net income (loss)		25,302	25,302
Balance at Dec. 31, 2020		(8,215,378)	(8,215,378)
Balance (in Shares) at Dec. 31, 2020	3,201,758
Balance at Mar. 31, 2020		(7,311,738)	(7,311,738)
Balance (in Shares) at Mar. 31, 2020	3,201,758
Accretion of carrying value to redemption value		(144,271)	(144,271)
Net income (loss)		(115,707)	(115,707)
Balance at Jun. 30, 2020		(7,571,716)	(7,571,716)
Balance (in Shares) at Jun. 30, 2020	3,201,758
Accretion of carrying value to redemption value		(180,380)	(180,380)
Net income (loss)		(84,230)	(84,230)
Balance at Sep. 30, 2020		(7,836,326)	(7,836,326)
Balance (in Shares) at Sep. 30, 2020	3,201,758
Balance at Dec. 31, 2020		(8,215,378)	(8,215,378)
Balance (in Shares) at Dec. 31, 2020	3,201,758
Accretion of carrying value to redemption value		(212,403)	(212,403)
Net income (loss)		(170,160)	(170,160)
Balance at Mar. 31, 2021		(8,597,941)	(8,597,941)
Balance (in Shares) at Mar. 31, 2021	3,201,758
Distribution of dividend warrants	$ 636,375	(636,375)
Accretion of carrying value to redemption value	(224,448)		(224,448)
Net income (loss)		(111,078)	(111,078)
Balance at Jun. 30, 2021	$ 411,927	(9,345,394)	(8,933,467)
Balance (in Shares) at Jun. 30, 2021	3,201,758
Accretion of carrying value to redemption value	$ (230,473)		(230,473)
Net income (loss)		(152,593)	(152,593)
Balance at Sep. 30, 2021	$ 181,454	$ (9,497,987)	$ (9,316,533)
Balance (in Shares) at Sep. 30, 2021	3,201,758